Balance Sheet	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 1,080,629
Prepaid expenses	379,166
Total Current Assets	1,459,795
Cash and marketable securities held in trust account	250,052,096
Total Assets	251,512,701
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities - accrued expenses	173,873
Deferred underwriting fee payable	8,750,000
Total Liabilities	8,923,873
Commitments
Class A ordinary shares subject to possible redemption, 23,753,855 shares at redemption value	237,588,818
Shareholders’ Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,220,269
Accumulated deficit	(221,009)
Total Shareholders’ Equity	5,000,010
Total Liabilities and Shareholders’ Equity	251,512,701
Class A ordinary shares
Shareholders’ Equity
Ordinary shares value	125
Total Shareholders’ Equity	125
Class B ordinary shares
Shareholders’ Equity
Ordinary shares value	625
Total Shareholders’ Equity	$ 625